Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Non-current assets:
Investment in a subsidiary		$ 1	$ 1
Amounts due from a subsidiary		15,696,933	2,585,944
Deferred offering cost			620,193
Total non-current assets		15,696,934	3,206,138
TOTAL ASSETS		15,696,934	3,206,138
Current liabilities:
Amounts due to a director		1	1
Total current liabilities		1	1
TOTAL LIABILITIES		1	1
Shareholders’ equity
Additional paid-in capital		17,152,709	3,583,180
Accumulated losses		(1,463,439)	(378,106)
Total shareholders’ equity		15,696,933	3,206,137
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		15,696,934	3,206,138
Class A Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares, value	[1]	7,263	663
Class B Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares, value	[1]	$ 400	$ 400

[1]	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026.